Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	73 Months Ended	83 Months Ended	100 Months Ended	110 Months Ended	115 Months Ended	118 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000018356
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	13.22%							10.41%
Without Sales Load [Member] | C000018358
Average Annual Return [Line Items]
Average Annual Return, Percent	29.65%	14.95%							11.53%
Without Sales Load [Member] | C000018357
Average Annual Return [Line Items]
Average Annual Return, Percent	28.03%	15.38%							12.36%
Without Sales Load [Member] | C000134335
Average Annual Return [Line Items]
Average Annual Return, Percent	28.10%	15.73%							12.63%
Without Sales Load [Member] | C000109763
Average Annual Return [Line Items]
Average Annual Return, Percent	24.71%	10.64%							9.07%
Without Sales Load [Member] | C000018361
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%	9.67%							7.45%
Without Sales Load [Member] | C000111997
Average Annual Return [Line Items]
Average Annual Return, Percent	22.95%	11.02%							8.57%
Without Sales Load [Member] | C000018359
Average Annual Return [Line Items]
Average Annual Return, Percent	21.55%	9.75%							7.74%
Without Sales Load [Member] | C000198133
Average Annual Return [Line Items]
Average Annual Return, Percent	28.22%	14.93%	12.71%
Without Sales Load [Member] | C000036888
Average Annual Return [Line Items]
Average Annual Return, Percent	16.97%	8.61%							8.86%
Without Sales Load [Member] | C000160603
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	8.03%			8.62%
Without Sales Load [Member] | C000018354
Average Annual Return [Line Items]
Average Annual Return, Percent	19.71%	7.64%							4.73%
Without Sales Load [Member] | C000054521
Average Annual Return [Line Items]
Average Annual Return, Percent	17.93%	8.76%							6.17%
Without Sales Load [Member] | C000177051
Average Annual Return [Line Items]
Average Annual Return, Percent	25.26%	12.09%		9.33%
Without Sales Load [Member] | C000030145
Average Annual Return [Line Items]
Average Annual Return, Percent	18.66%	7.50%					4.60%
Without Sales Load [Member] | C000039813
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%	3.94%							3.43%
Without Sales Load [Member] | C000018355
Average Annual Return [Line Items]
Average Annual Return, Percent	1.59%	0.24%							1.71%
Without Sales Load [Member] | C000018352
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%	4.93%							4.83%
Without Sales Load [Member] | C000112815
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.45%)	(0.83%)							2.26%
Without Sales Load [Member] | C000018351
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%	(0.58%)							2.27%
Without Sales Load [Member] | C000096276
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	2.24%							1.95%
Without Sales Load [Member] | C000018353
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%	1.22%							1.23%
Without Sales Load [Member] | C000036889
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%	2.93%							1.85%
Without Sales Load [Member] | C000144225
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	1.67%						1.64%
Without Sales Load [Member] | C000150792
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	0.90%				1.91%
Without Sales Load [Member] | C000081914
Average Annual Return [Line Items]
Average Annual Return, Percent	26.35%	16.10%							13.09%
Without Sales Load [Member] | C000102014
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	5.18%							1.75%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%	13.78%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	6.81%			7.47%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	6.81%							4.03%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	6.81%							4.03%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	6.81%		5.25%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	6.81%					4.72%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	(1.62%)							(0.37%)
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)						1.30%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)				0.97%
S&P 500 Index (Gross) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.80%							12.69%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)							1.26%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.01%	15.42%							12.40%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	28.01%	15.42%							12.40%
Russell Small Cap Completeness Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.49%	10.57%							9.00%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%	8.61%							7.66%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%	8.61%							7.66%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.70%	10.14%							8.66%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	12.97%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%							12.09%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%	9.45%							10.14%
MSCI World Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%	12.76%			11.91%
MSCI World Minimum Volatility Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	5.68%			7.52%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.68%		9.79%
MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%	3.51%					2.71%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	2.24%							1.65%
ICE BofA US High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	4.02%							4.20%
70/30 Bloomberg Long Credit & Bloomberg Long Govt
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)	(1.36%)							1.85%
Bloomberg Long A+ U.S. Credit Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%	(1.02%)							2.06%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%	1.89%							1.44%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%	0.29%							1.00%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	2.99%							1.91%
ICE BofA 1-3 Year US Treasury Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%	1.05%						1.10%
Bloomberg A+ U.S. Credit Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	0.43%				1.55%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	2.99%							1.91%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	5.52%							2.57%